LONG-LIVED ASSETS (RESTATED) (Tables)	12 Months Ended
Dec. 31, 2013
LONG-LIVED ASSETS [Abstract]
Schedule of Long-Lived Assets

The following table summarizes the long-lived assets the Company had at December 31, 2013 and 2012:

	Useful	Year Ended December 31,
	Lives	2013	2012

Machinery and equipment	3-5 years	$33,503	$-
Less: accumulated depreciation		(2,230)	-
Property and equipment, net		$31,273	$-